Share of Equity Accounted Investments' Profit	12 Months Ended
Dec. 31, 2017
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Share of Equity Accounted Investments' Profit

10.  Share of Equity Accounted Investments’ Profit

The Group’s share of joint ventures’ and associates’ profit after tax is equity accounted and is presented as a single line item in the Consolidated Income Statement; it is analysed as follows between the principal Consolidated Income Statement captions:

	Joint Ventures			Associates			Total
	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m
Group share of:
Revenue	582	480	496	816	769	961	1,398	1,249	1,457

EBITDA (as defined)*	77	85	79	77	52	84	154	137	163
Depreciation and amortisation	(28)	(26)	(27)	(39)	(40)	(55)	(67)	(66)	(82)
Operating profit	49	59	52	38	12	29	87	71	81
Finance costs (net)	(1)	(4)	(6)	(10)	(15)	(17)	(11)	(19)	(23)
Profit/(loss) before tax	48	55	46	28	(3)	12	76	52	58
Income tax expense	(5)	(4)	(5)	(6)	(6)	(9)	(11)	(10)	(14)
Profit/(loss) after tax	43	51	41	22	(9)	3	65	42	44

An analysis of the profit after tax by operating segment is presented in note 1. The aggregated balance sheet data (analysed between current and non-current assets and liabilities) in respect of the Group’s investment in joint ventures and associates is presented in note 16.

* EBITDA is defined as earnings before interest, taxes, depreciation, amortisation, asset impairment charges and profit on disposals.